Document And Entity Information	12 Months Ended
Oct. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Clearmind Medicine Inc.
Trading Symbol	CMND
Document Type	20-F
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding	1,319,770
Amendment Flag	false
Entity Central Index Key	0001892500
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity File Number	001-41557
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	101 – 1220 West 6th Avenue
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6H1A5
Title of 12(b) Security	Common shares, no par
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1197
Auditor Name	SATURNA GROUP CHARTERED PROFESSIONAL ACCOUNTANTS LLP
Auditor Location	Vancouver, Canada
Document Annual Report	true
Document Registration Statement	false
Document Shell Company Report	false
Document Transition Report	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	101 – 1220 West 6th Avenue
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Contact Personnel Name	Dr. Adi Zuloff-Shani
Entity Address, Postal Zip Code	V6H1A5
City Area Code	973
Local Phone Number	536.1016